SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION
Financial information by reportable segment

	Years ended December 31,
	2013	2012	2011
Net operating revenues from external customers:
Russia	352,930	336,771	310,759
Ukraine	37,665	36,118	32,466
Other	7,848	5,351	5,346

Total net operating revenues from external customers	398,443	378,240	348,571

Including revenue from mobile services	339,883	322,517	294,947
Including revenue from fixed line services	58,560	55,723	53,624
Intersegment operating revenues:
Russia	1,964	1,178	1,016
Ukraine	2,067	1,604	1,254
Other	1,281	1,030	588

Total intersegment operating revenues	5,312	3,812	2,858

Depreciation and amortization expense:
Russia	62,825	56,235	51,321
Ukraine	8,896	9,571	10,169
Other	1,589	2,104	2,441
Intercompany eliminations	(57)	—	1

Total depreciation and amortization expense	73,253	67,910	63,932

Operating income:
Russia	94,873	91,773	81,530
Ukraine	11,745	9,647	5,946
Other	(4,803)	(7,625)	(7,216)
Intercompany eliminations	(57)	(1)	35

Net operating income	101,758	93,794	80,295

Net operating income	101,758	93,794	80,295
Currency exchange and transaction loss / (gain)	5,473	(3,952)	4,403
Interest income	(2,793)	(2,588)	(1,850)
Interest expense	15,498	17,673	19,333
Equity in net income of associates	(2,472)	(869)	(1,430)
Other (income) / expense, net	(10,636)	688	180

Income from continuing operations before provision for income taxes and noncontrolling interest	96,688	82,842	59,659

	Years ended December 31,
	2013	2012
Additions to long-lived assets:
Russia	70,162	77,647
Ukraine	8,856	5,692
Other	1,849	3,742

Total additions to long-lived assets	80,867	87,081

	December 31,
	2013	2012
Long-lived assets(1):
Russia	308,336	301,343
Ukraine	24,107	22,994
Other	12,546	20,892

Total long-lived assets	344,989	345,229

Total assets:
Russia	431,257	391,560
Ukraine	38,586	38,060
Other	15,681	25,358

Total assets	485,524	454,978

(1)
Comprises property, plant and equipment, licenses, goodwill and other intangible assets.